Property and equipment (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property and equipment

		Office furniture		Stockroom
		and computer	Software	and production	Tradeshow	Leasehold
	Note	equipment		equipment	equipment	improvements	Total
Cost		$	$	$	$	$	$
Balance at July 1, 2023		5,366	458	12,867	47	450	19,188
Additions		660	42	3,368	—	60	4,130
Disposals		(52)	—	(579)	—	—	(631)
Balance at June 30, 2024		5,974	500	15,656	47	510	22,687
Additions		804	—	1,587	—	—	2,391
Disposals		(3)	—	(606)	—	—	(609)
Disposal of VoIP Supply LLC	20	(113)	(82)	—	—	—	(195)
Balance at June 30, 2025		6,662	418	16,637	47	510	24,274

Accumulated depreciation
Balance at July 1, 2023		3,364	434	5,906	47	285	10,036
Depreciation expense		815	22	3,539	—	119	4,495
Disposals		—	—	(238)	—	—	(238)
Balance at June 30, 2024		4,179	456	9,207	47	404	14,293
Depreciation expense		721	15	3,295	—	35	4,066
Disposals		—	—	(389)	—	—	(389)
Disposal of VoIP Supply LLC	20	(74)	(55)	—	—	—	(129)
Balance at June 30, 2025		4,826	416	12,113	47	439	17,841

Net book value as at:
Balance at June 30, 2024		1,795	44	6,449	—	106	8,394
Balance at June 30, 2025		1,836	2	4,524	—	71	6,433